Penn Capital Opportunistic High Income Fund
Schedule of Investments	March 31, 2021 (Unaudited)

Asset Backed Security: 0.3%	Principal	Value
Air Transportation: 0.3%
American Airlines 2015-1 Class A Pass Through Trust, 3.375%, 11/1/28	$54,521	$52,956
Total Asset Backed Security (cost $46,626)		52,956

Convertible Bonds: 2.1%
Cable & Satellite TV: 0.5%
DISH Network Corp., 2.375%, 3/15/24	100,000	96,125

Energy - Exploration & Production: 0.3%
Centennial Resource Production LLC, 3.250%, 4/1/28	60,000	57,378

Gas Distribution: 0.8%
Cheniere Energy, Inc., 4.250%, 3/15/45	75,000	61,273
Golar LNG Ltd., 2.750%, 2/15/22	95,000	91,695
		152,968
Personal & Household Products: 0.5%
Tilray, Inc., 5.000%, 10/1/23	100,000	91,812
Total Convertible Bonds (cost $387,995)		398,283

Corporate Bonds: 90.3%
Advertising: 0.9%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24	70,000	72,821
MDC Partners, Inc., 7.500%, 5/1/24 (a)	30,000	30,450
Nielsen Finance LLC, 5.875%, 10/1/30 (a)	60,000	65,025
		168,296
Aerospace/Defense: 2.5%
Bombardier, Inc., 5.750%, 3/15/22 (a)	55,000	57,338
Bombardier, Inc., 6.000%, 10/15/22 (a)	95,000	95,000
Bombardier, Inc., 8.750%, 12/1/21 (a)	170,000	178,359
TransDigm, Inc., 6.250%, 3/15/26 (a)	40,000	42,408
TransDigm, Inc., 4.625%, 1/15/29 (a)	25,000	24,651
Triumph Group, Inc., 7.750%, 8/15/25	90,000	90,450
		488,206
Air Transportation: 1.9%
American Airlines Group, Inc., 5.000%, 6/1/22 (a)	130,000	127,725
American Airlines, Inc., 5.500%, 4/20/26 (a)	25,000	26,018
American Airlines, Inc., 5.750%, 4/20/29 (a)	25,000	26,591
Mileage Plus Holdings LLC, Inc., 6.500%, 6/20/27 (a)	40,000	43,850
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25 (a)	90,000	101,700
United Airlines 2014-2 Class B Pass Through Test, 4.625%, 3/3/24	36,742	37,524
		363,408
Auto Parts & Equipment: 0.8%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	85,000	89,112
Real Hero Merger Sub 2, Inc., 6.250%, 2/1/29 (a)	65,000	67,113
		156,225
Automakers: 2.9%
Ford Motor Co., 6.625%, 10/1/28	160,000	183,422
Ford Motor Co., 7.450%, 7/16/31	150,000	189,125
McLaren Finance PLC, 5.750%, 8/1/22 (a)	200,000	196,000
		568,547
Building & Construction: 1.8%
Ashton Woods USA LLC, 9.875%, 4/1/27 (a)	135,000	151,538
Taylor Morrison Communities, Inc., 5.125%, 8/1/30 (a)	90,000	95,625
Tri Pointe Homes, Inc., 5.700%, 6/15/28	86,000	95,048
		342,211
Building Materials: 2.6%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (a)	90,000	92,025
CP Atlas Buyer, Inc., 7.000%, 12/1/28 (a)	65,000	68,318
Installed Building Products, Inc., 5.750%, 2/1/28 (a)	90,000	94,050
LBM Acquisition LLC, 6.250%, 1/15/29 (a)	65,000	66,950
TopBuild Corp., 3.625%, 3/15/29 (a)	30,000	29,625
US Concrete, Inc., 5.125%, 3/1/29 (a)	65,000	66,950
White Cap Buyer LLC, 6.875%, 10/15/28 (a)	80,000	84,935
		502,853
Cable & Satellite TV: 4.0%
Altice France Holding SA, 10.500%, 5/15/27 (a)	200,000	224,944
Altice France SA/France, 8.125%, 2/1/27 (a)	200,000	219,220
CCO Holdings LLC, 4.500%, 8/15/30 (a)	135,000	137,592
CCO Holdings LLC, 4.500%, 5/1/32 (a)	135,000	136,687
DISH DBS Corp., 5.875%, 11/15/24	45,000	47,062
		765,505
Chemicals: 1.1%
Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (a)	65,000	67,031
Valvoline, Inc., 3.625%, 6/15/31 (a)	30,000	29,025
Venator Finance Sarl, 5.750%, 7/15/25 (a)	125,000	121,250
		217,306
Consumer/Commercial/Lease Financing: 4.1%
Alliance Data Systems Corp., 7.000%, 1/15/26 (a)	85,000	90,967
Enova International, Inc., 8.500%, 9/15/25 (a)	125,000	129,725
Global Aircraft Leasing Co. Ltd., 7.250% Cash or 0.000% PIK, 9/15/24 (a)	263,311	252,515
Home Point Capital, Inc., 5.000%, 2/1/26 (a)	50,000	49,500
Navient Corp., 7.250%, 9/25/23	130,000	140,703
Navient Corp., 6.750%, 6/25/25	45,000	48,859
Navient Corp., 4.875%, 3/15/28	60,000	58,725
OneMain Finance Corp., 6.625%, 1/15/28	25,000	28,333
		799,327
Department Stores: 1.3%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	90,000	90,659
Macy's Retail Holdings, Inc., 5.875%, 4/1/29 (a)	60,000	61,528
Neiman Marcus Group LLC, 7.125%, 4/1/26 (a)	95,000	96,900
		249,087
Diversified Capital Goods: 0.3%
Matthews International Corp., 5.250%, 12/1/25 (a)	50,000	51,688

Electric - Generation: 1.0%
Talen Energy Supply LLC, 4.600%, 12/15/21	45,000	44,325
Talen Energy Supply LLC, 6.500%, 6/1/25	95,000	76,297
Talen Energy Supply LLC, 6.625%, 1/15/28 (a)	75,000	74,920
		195,542
Energy - Exploration & Production: 10.3%
Antero Resources Corp., 5.000%, 3/1/25	85,000	85,065
Antero Resources Corp., 8.375%, 7/15/26 (a)	160,000	176,400
Antero Resources Corp., 7.625%, 2/1/29 (a)	110,000	117,150
Apache Corp., 4.875%, 11/15/27	60,000	61,500
Comstock Resources, Inc., 6.750%, 3/1/29 (a)	90,000	92,250
EQT Corp., 8.500%, 2/1/30	50,000	63,765
Hess Corp., 7.300%, 8/15/31	185,000	236,231
Hilcorp Energy I LP, 5.750%, 2/1/29 (a)	20,000	20,175
Hilcorp Energy I LP, 6.250%, 11/1/28 (a)	80,000	82,400
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23	110,000	111,650
Northern Oil and Gas, Inc., 8.125%, 3/1/28 (a)	205,000	203,821
Occidental Petroleum Corp., 5.550%, 3/15/26	140,000	148,064
Occidental Petroleum Corp., 6.450%, 9/15/36	100,000	110,376
Occidental Petroleum Corp., 5.875%, 9/1/25	60,000	64,128
Occidental Petroleum Corp., 5.500%, 12/1/25	45,000	47,588
SM Energy Co., 5.000%, 1/15/24	95,000	89,348
Vine Energy Holdings LLC, 6.750%, 4/15/29 (a)	125,000	125,000
Vine Oil & Gas LP, 8.750%, 4/15/23 (a)	140,000	149,030
		1,983,941
Food - Wholesale: 4.0%
Dole Food Co., Inc., 7.250%, 6/15/25 (a)	65,000	66,713
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	55,000	57,613
HLF Financing Sarl LLC, 7.875%, 9/1/25 (a)	45,000	48,938
JBS USA LUX SA, 6.750%, 2/15/28 (a)	175,000	191,625
KeHE Distributors LLC, 8.625%, 10/15/26 (a)	108,000	120,150
Kraft Heinz Foods Co., 5.500%, 6/1/50	160,000	195,872
Simmons Foods, Inc., 4.625%, 3/1/29 (a)	60,000	60,526
US Foods, Inc., 4.750%, 2/15/29 (a)	30,000	30,000
		771,437
Food & Drug Retailers: 1.8%
Rite Aid Corp., 8.000%, 11/15/26 (a)	100,000	105,000
SEG Holding LLC, 5.625%, 10/15/28 (a)	75,000	78,563
The Fresh Market, Inc., 9.750%, 5/1/23 (a)	155,000	159,456
		343,019
Forestry/Paper: 1.4%
Mercer International, Inc., 5.125%, 2/1/29 (a)	90,000	93,240
Rayonier AM Products, Inc., 5.500%, 6/1/24 (a)	110,000	105,462
Rayonier AM Products, Inc., 7.625%, 1/15/26 (a)	65,000	69,063
		267,765
Gaming: 2.3%
Affinity Gaming, 6.875%, 12/15/27 (a)	65,000	68,494
CCM Merger, Inc., 6.375%, 5/1/26 (a)	65,000	69,021
Jacobs Entertainment, Inc., 7.875%, 2/1/24 (a)	70,000	72,800
MGM Resorts International, 6.750%, 5/1/25	85,000	91,581
Scientific Games International, Inc., 8.625%, 7/1/25 (a)	135,000	146,772
		448,668

Gas Distribution: 2.7%
Blue Racer Midstream LLC, 6.625%, 7/15/26 (a)	40,000	41,100
Blue Racer Midstream LLC, 7.625%, 12/15/25 (a)	40,000	43,109
Crestwood Midstream Partners LP, 6.000%, 2/1/29 (a)	65,000	64,025
DCP Midstream Operating LP, 5.125%, 5/15/29	70,000	74,441
EQM Midstream Partners LP, 5.500%, 7/15/28	45,000	47,238
Harvest Midstream I LP, 7.500%, 9/1/28 (a)	45,000	48,362
New Fortress Energy, Inc., 6.750%, 9/15/25 (a)	125,000	128,425
Western Midstream Operating LP, 5.300%, 2/1/30	60,000	65,153
		511,853
Health Facilities: 2.4%
Community Health Systems, Inc., 8.125%, 6/30/24 (a)	100,000	104,905
Community Health Systems, Inc., 6.875%, 4/1/28 (a)	125,000	113,777
Community Health Systems, Inc., 6.625%, 2/15/25 (a)	90,000	95,007
Mednax, Inc., 6.250%, 1/15/27 (a)	85,000	90,890
Tenet Healthcare Corp., 6.125%, 10/1/28 (a)	65,000	67,844
		472,423
Health Services: 0.3%
ModivCare. Inc.., 5.875%, 11/15/25 (a)	60,000	63,150

Hotels: 0.8%
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28	100,000	101,000
Marriott Ownership Resorts, Inc., 6.500%, 9/15/26	60,000	62,662
		163,662
Investments & Miscellaneous Financial Services: 0.8%
Icahn Enterprises LP, 6.250%, 5/15/26	105,000	109,987
Icahn Enterprises LP, 4.375%, 2/1/29 (a)	55,000	53,747
		163,734
Machinery: 0.9%
Titan International, Inc., 6.500%, 11/30/23	175,000	177,040

Media Content: 6.8%
AMC Networks, Inc., 4.750%, 8/1/25	90,000	92,324
Arches Buyer, Inc., 6.125%, 12/1/28 (a)	65,000	66,950
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (a)	96,000	97,800
Diamond Sports Group LLC, 5.375%, 8/15/26 (a)	105,000	75,600
Diamond Sports Group LLC, 6.625%, 8/15/27 (a)	210,000	109,200
Diamond Sports Group LLC, 12.750%, 12/1/26 (a)	28,000	23,800
Entercom Media Corp., 7.250%, 11/1/24 (a)	175,000	181,125
Entercom Media Corp., 6.750%, 3/31/29 (a)	60,000	62,307
Netflix, Inc., 5.875%, 11/15/28	136,000	164,501
Scripps Escrow II, Inc., 5.375%, 1/15/31 (a)	125,000	124,063
Scripps Escrow, Inc., 5.875%, 7/15/27 (a)	50,000	51,750
TEGNA, Inc., 5.000%, 9/15/29	90,000	93,399
Townsquare Media, Inc., 6.875%, 2/1/26 (a)	70,000	74,550
Univision Communications, Inc., 6.625%, 6/1/27 (a)	90,000	96,113
		1,313,482
Medical Products: 0.3%
AdaptHealth LLC, 6.125%, 8/1/28 (a)	60,000	63,600

Metals/Mining Excluding Steel: 2.5%
Cleveland-Cliffs, Inc., 6.750%, 3/15/26 (a)	45,000	48,938
Freeport-McMoRan, Inc., 4.625%, 8/1/30	70,000	76,176
SunCoke Energy Partners LP, 7.500%, 6/15/25 (a)	69,000	71,674
Taseko Mines Ltd., 7.000%, 2/15/26 (a)	120,000	122,160
Teck Resources Ltd., 6.250%, 7/15/41	55,000	67,693
Teck Resources Ltd., 5.200%, 3/1/42	85,000	93,312
		479,953
Oil Field Equipment & Services: 0.9%
Oceaneering International, Inc., 4.650%, 11/15/24	70,000	67,559
TechnipFMC PLC, 6.500%, 2/1/26 (a)	95,000	99,403
		166,962
Packaging: 0.7%
FXI Holdings, Inc., 12.250%, 11/15/26 (a)	60,000	68,653
Pactiv LLC, 7.950%, 12/15/25	60,000	67,050
		135,703
Personal & Household Products: 0.8%
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25 (a)	90,000	96,525
Turning Point Brands, Inc., 5.625%, 2/15/26 (a)	50,000	51,875
		148,400
Pharmaceuticals: 2.1%
Bausch Health Companies, Inc., 5.000%, 2/15/29 (a)	45,000	44,691
Bausch Health Companies, Inc., 9.250%, 4/1/26 (a)	240,000	265,920
Endo Lux Pharamceutical, Inc., 6.125%, 4/1/29 (a)	90,000	90,787
		401,398
Printing & Publishing: 0.7%
Meredith Corp., 6.875%, 2/1/26	125,000	128,553

Real Estate Development & Management: 0.8%
Realogy Group LLC, 9.375%, 4/1/27 (a)	85,000	94,136
Realogy Group LLC, 5.750%, 1/15/29 (a)	65,000	64,106
		158,242
Real Estate Investment Trusts (REITs): 2.5%
New Residential Investment Corp., 6.250%, 10/15/25 (a)	155,000	155,581
Service Properties Trust, 5.250%, 2/15/26	35,000	35,438
Service Properties Trust, 4.350%, 10/1/24	110,000	109,355
Service Properties Trust, 4.750%, 10/1/26	30,000	29,325
Starwood Property Trust, Inc., 5.500%, 11/1/23 (a)	100,000	104,500
XHR LP, 6.375%, 8/15/25 (a)	45,000	47,531
		481,730
Recreation & Travel: 4.2%
Carnival Corp., 10.500%, 2/1/26 (a)	45,000	52,931
Carnival Corp., 7.625%, 3/1/26 (a)	130,000	139,659
Carnival Corp., 5.750%, 3/1/27 (a)	90,000	92,362
Cedar Fair LP, 5.250%, 7/15/29	90,000	92,510
Life Time, Inc., 5.750%, 1/15/26 (a)	65,000	66,872
Life Time, Inc., 8.000%, 4/15/26 (a)	30,000	30,900
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	50,000	51,483
Royal Caribbean Cruises Ltd., 3.700%, 3/15/28	105,000	96,776
Royal Caribbean Cruises Ltd., 5.500%, 4/1/28 (a)	65,000	65,325
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25 (a)	85,000	92,013
VOC Escrow Ltd., 5.625%, 2/15/29 (a)	30,000	30,309
		811,140
Software/Services: 2.0%
Avaya, Inc., 6.125%, 9/15/28 (a)	65,000	69,002
Go Daddy Operating Co. LLC, 3.500%, 3/1/29 (a)	60,000	58,950
Rackspace Technology Global, Inc., 5.375%, 12/1/28 (a)	65,000	66,094
Shift4 Payments LLC, 4.625%, 11/1/26 (a)	65,000	67,437
Unisys Corp., 6.875%, 11/1/27 (a)	105,000	114,975
		376,458
Specialty Retail: 2.7%
Burlington Coat Factory Warehouse Corp., 6.250%, 4/15/25 (a)	65,000	68,900
Guitar Center, Inc., 8.500%, 1/15/26 (a)	95,000	100,462
L Brands, Inc., 5.250%, 2/1/28	85,000	91,163
L Brands, Inc., 9.375%, 7/1/25 (a)	30,000	37,350
L Brands, Inc., 6.625%, 10/1/30 (a)	20,000	22,836
Photo Holdings Merger Sub, Inc., 8.500%, 10/1/26 (a)	180,000	195,075
		515,786
Support - Services: 2.9%
Avis Budget Car Rental LLC, 5.250%, 3/15/25 (a)	115,000	116,725
Avis Budget Car Rental LLC, 5.375%, 3/1/29 (a)	45,000	46,549
Pike Corp., 5.500%, 9/1/28 (a)	65,000	66,137
Sabre GLBL, Inc., 9.250%, 4/15/25 (a)	45,000	53,663
Sabre GLBL, Inc., 7.375%, 9/1/25 (a)	50,000	54,565
Staples, Inc., 7.500%, 4/15/26 (a)	55,000	58,011
Staples, Inc., 10.750%, 4/15/27 (a)	115,000	113,563
The ADT Security Corp., 4.875%, 7/15/32 (a)	45,000	45,731
		554,944
Tech Hardware & Equipment: 2.4%
CommScope Technologies LLC, 6.000%, 6/15/25 (a)	52,000	53,042
CommScope, Inc., 7.125%, 7/1/28 (a)	65,000	69,035
CommScope, Inc., 5.500%, 3/1/24 (a)	45,000	46,406
Dell International LLC, 8.100%, 7/15/36 (a)	55,000	80,560
Diebold Nixdorf, Inc., 8.500%, 4/15/24	60,000	61,290
Diebold Nixdorf, Inc., 9.375%, 7/15/25 (a)	45,000	50,119
NCR Corp., 5.125%, 4/15/29 (a)	95,000	95,713
		456,165
Telecom - Satellite: 0.5%
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	100,000	105,250

Telecom - Wireline Integrated & Services: 2.1%
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	85,000	87,656
Consolidated Communications, Inc., 6.500%, 10/1/28 (a)	60,000	64,808
Embarq Corp., 7.995%, 6/1/36	115,000	132,504
Level 3 Financing, Inc., 3.625%, 1/15/29 (a)	75,000	72,656
Level 3 Financing, Inc., 3.750%, 7/15/29 (a)	20,000	19,573
Lumen Technologies, Inc., 5.125%, 12/15/26 (a)	30,000	31,602
		408,799
Theaters & Entertainment: 1.3%
Cedar Fair LP, 5.375%, 6/1/24	50,000	50,437
Cinemark USA, Inc., 4.875%, 6/1/23	110,000	109,335
National CineMedia LLC, 5.750%, 8/15/26	105,000	91,350
		251,122
Transport Infrastructure/Services: 1.2%
Teekay Corp., 9.250%, 11/15/22 (a)	140,000	140,700
XPO CNW, Inc., 6.700%, 5/1/34	70,000	82,736
		223,436
Total Corporate Bonds (cost $16,720,250)		17,416,016

Bank Loans: 2.0% (b)(c)
Aerospace/Defense: 0.2%
Ducommun, Inc., 4.108%, 11/21/25
(1 Month US LIBOR + 4.000%)	28,634	28,300
(1 Month US LIBOR + 4.000%)	6,985	6,904
		35,204

Air Transportation: 0.2%
Allegiant Travel Co., 3.198% (3 Month US LIBOR + 3.000%), 2/5/24	49,495	49,015

Gas Distribution: 0.4%
BCP Raptor LLC, 5.250% (3 Month US LIBOR + 4.250%), 6/7/24	85,000	81,648

Specialty Retail: 1.2%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	78,543	77,954
Calceus Acquisition, Inc., 5.690% (3 Month US LIBOR + 5.500%), 2/12/25	65,751	60,820
Gannett Holdings LLC, 7.750% (6 Month US LIBOR + 7.000%), 1/29/26	84,297	84,824
		223,598
Total Bank Loans (cost $394,769)		389,465

Total Investments - 94.7% (cost $17,549,640)		18,256,720
Other Assets and Liabilities 5.3%		1,026,337
Net Assets: 100.0%		$19,283,057

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2021, the value of these investments was $12,296,593, or 63.8% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

Country Exposure (as a percentage of total investments)
United States	81.4%
Canada	5.2%
Luxembourg	3.8%
Cayman Islands	2.5%
United Kingdom	1.6%
Panama	1.6%
France	1.2%
Liberia	1.2%
Marshall Islands	0.8%
Bermuda	0.7%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2021, in valuing the Fund’s investments:

Penn Capital Opportunistic High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$17,416,016	$-	$17,416,016

Convertible Bond	-	398,283	-	398,283

Bank Loans	-	389,465	-	389,465

Asset-Backed Security		52,956	-	52,956

Total Investments in Securities	$-	$18,256,720	$-	$18,256,720

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.